CONSOLIDATED BALANCE SHEETS - Q2 - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015 [1]
Current assets:
Cash and cash equivalents	$ 185.8	$ 326.9
Trade receivables, less allowance for doubtful accounts of $10.7 and $10.5 as of June 30, 2016 and December 31, 2015, respectively	268.4	244.9
Inventories	209.6	183.8
Prepaid expenses and other	74.3	53.3
Receivable from Revlon, Inc.	127.2	117.4
Total current assets	865.3	926.3
Property, plant and equipment, net of accumulated depreciation of $286.3 and $271.7 as of June 30, 2016 and December 31, 2015, respectively	216.8	215.3
Deferred income taxes	41.7	49.8
Goodwill	476.7	469.7
Intangible assets, net of accumulated amortization of $72.8 and $61.1 as of June 30, 2016 and December 31, 2015, respectively	328.9	318.0
Other assets	89.4	84.1
Total assets	2,018.8	2,063.2
Current liabilities:
Short-term borrowings	14.1	11.3
Current portion of long-term debt	6.8	30.0
Accounts payable	187.6	201.3
Accrued expenses and other	233.2	272.4
Total current liabilities	441.7	515.0
Long-term debt	1,783.6	1,783.7
Long-term pension and other post-retirement plan liabilities	178.2	185.3
Other long-term liabilities	72.8	70.8
Stockholder's deficiency:
RCPC Preferred Stock, par value $1.00 per share; 1,000 shares authorized and 546 shares issued as of June 30, 2016 and December 31, 2015, respectively	54.6	54.6
Common Stock, par value $1.00 per share; 10,000 shares authorized and 5,260 shares issued as of June 30, 2016 and December 31, 2015 respectively	0.0	0.0
Additional paid-in-capital	960.9	957.5
Accumulated deficit	(1,236.1)	(1,258.4)
Accumulated other comprehensive loss	(236.9)	(245.3)
Total stockholder's deficiency	(457.5)	(491.6)
Total liabilities and stockholder's deficiency	$ 2,018.8	$ 2,063.2

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.